Leases (Details 3) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Future minimum lease payments	€ 16,923
Interest	6,139
Present value of minimum lease payments	10,784
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	1,343
Interest	517
Present value of minimum lease payments	826
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	4,216
Interest	2,262
Present value of minimum lease payments	1,954
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	11,364
Interest	3,360
Present value of minimum lease payments	€ 8,004